Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001906364
Registrant Name	BOXABL Inc.
Registration File Number	333-297729
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES